Note 21 - Events after the Reporting Date	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
21
) Events after the reporting date

On
November 22, 2019,
AstraZeneca submitted to the European Medicines Agency (EMA) the Marketing Authorization Application (MAA) relating to the commercialization of Lumoxiti in Europe. According to the agreement related to Lumoxiti with AstraZeneca, AstraZeneca is entitled to a
$15,000
thousand milestone that was paid by the Company in
January 2020.
On
January 2, 2020,
the Company announced that the EMA has accepted the MAA submission for Lumoxiti. The EMA filling acceptance follows the U.S. Food and Drug Administration (FDA) approval of Lumoxiti in
September 2018.

On
January 10, 2020,
the Company signed an amendment to the lease for the “Le Virage” building in order to expand its premises. This amendment also extends the duration of the contractual commitment. The effective date of this addendum is
January
515,
2020.
Consequently, and following the application of IFRS
16
standard, the impact on the consolidated financial statements are the following : recognition of a new right-of-use asset of
€1,151
thousand and a new lease liability of
€1,114
thousand.

On
March 10, 2020,
the Company announced the dosing of the
first
patient on
March 9, 2020
in the
IPH5201
Phase I clinical trial. AstraZeneca made a
$5,000
thousand milestone payment to Innate under the companies’
October 2018
multi productoncology development collaboration. Innate will make a
€2,700
thousand milestone payment to Orega Biotech SAS pursuant to Innate’s exclusive licensing agreement.

Between
December 31, 2019,
closing date of the fiscal year, and
March 9, 2020,
date of approbation of the financial statement by the Supervisory Board, occurred the Covid-
19
health crisis. As of the date of this report, on
March 9, 2020,
it is difficult to measure the potential impact of this crisis, generally and more specifically on the activity. The Group is monitoring the evolution of the situation and is contemplating appropriate actions to implement. There is no
impact on the financial statements as of
December 31, 2019.